Income Taxes - Additional Information (Detail) - MXN ($)									12 Months Ended
	Jan. 01, 2020	Jul. 01, 2019	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Sep. 01, 2018	Oct. 19, 2017	Jan. 01, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income taxes [Line Items]
Income tax rate							8.00%						30.00%	30.00%	30.00%
NOLs usage limit													30.00%
Withholding taxes associated with payment of dividends													$ 0	$ 0	$ 0
Temporary differences associated with investments					$ 45,305,000,000								$ 45,305,000,000	$ 41,915,000,000	$ 41,204,000,000
Coca Cola FEMSA [member]
Disclosure of income taxes [Line Items]
Percentage of average federal production and federal sales tax													16.50%
Mato Grosso do Sul [member] | Bottom of range [member]
Disclosure of income taxes [Line Items]
Value-added tax															17.00%
Mato Grosso do Sul [member] | Top of range [member]
Disclosure of income taxes [Line Items]
Value-added tax															20.00%
Rio Grande do Sul [member] | Bottom of range [member]
Disclosure of income taxes [Line Items]
Value-added tax															18.00%
Rio Grande do Sul [member] | Top of range [member]
Disclosure of income taxes [Line Items]
Value-added tax															20.00%
Minas Gerais [member]
Disclosure of income taxes [Line Items]
Remaining percentage of value added tax															18.00%
Additional Contribution to poverty eradication															2.00%
Rio de Janeiro [member] | Bottom of range [member]
Disclosure of income taxes [Line Items]
Percentage of contribution to poverty eradication															1.00%
Rio de Janeiro [member] | Top of range [member]
Disclosure of income taxes [Line Items]
Percentage of contribution to poverty eradication															2.00%
Parana [member]
Disclosure of income taxes [Line Items]
Percentage of contribution to poverty eradication															16.00%
Percentage of contribution to poverty eradication charged on sales to non-taxpayers															2.00%
Argentina [member] | 1-4 months [member]
Disclosure of income taxes [Line Items]
Percentage of reduction in excise tax					4.00%	20.00%
Colombia [member]
Disclosure of income taxes [Line Items]
Income tax rate													33.00%
Minimum assumed income tax rate													3.50%
Capitalization ratio					33.33%								33.33%
New tax on dividends paid to non-resident stockholders and resident individuals					7.50%								7.50%	5.00%
Value-added tax															16.00%
Income tax rate								9.00%					9.00%	8.00%	6.00%	5.00%
Percentage of reform extra income tax rate													4.00%	6.00%
Percentage of dividend received from Columbian residents withholding														10.00%
Percentage of dividend received from colombian non residents withholding														5.00%
Percentage of increase in income tax rate														3.50%	3.00%
Percentage of Increase in value-added tax rate														19.00%
Colombia [member] | Less than 1 year [member]
Disclosure of income taxes [Line Items]
Income tax rate													32.00%
Colombia [member] | Later than one year [member]
Disclosure of income taxes [Line Items]
Income tax rate								33.00%					31.00%
Colombia [member] | Later than two year [member]
Disclosure of income taxes [Line Items]
Percentage of reform income tax rate													30.00%
Colombia [member] | Bottom of range [member]
Disclosure of income taxes [Line Items]
Percentage of special increase in income tax rate														15.00%
Colombia [member] | Bottom of range [member] | Less than 1 year [member]
Disclosure of income taxes [Line Items]
Income tax rate								34.00%
Colombia [member] | Top of range [member]
Disclosure of income taxes [Line Items]
Percentage of reform income tax rate								35.00%
Percentage of special increase in income tax rate														20.00%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member]
Disclosure of income taxes [Line Items]
New tax on dividends paid to non-resident stockholders and resident individuals					7.00%						13.00%	7.00%	7.00%
Income tax rate											25.00%	30.00%	35.00%
Percentage of reduction in excise tax	4.00%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member] | Sales taxes in the province of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Income tax rate													1.50%	1.75%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member] | Sales Tax in City of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Income tax rate									0.00%	0.50%	1.00%	1.50%	2.00%	1.00%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member] | 1-6 months [member]
Disclosure of income taxes [Line Items]
Percentage of reduction in excise tax	8.00%	12.00%
Percentage of increase in excise tax			12.00%	4.00%
Changes in tax rates or tax laws enacted or announced [member] | Colombia [member]
Disclosure of income taxes [Line Items]
Minimum assumed income tax rate										0.00%	1.50%	1.50%
Capitalization ratio												50.00%
Municipality sales tax credited against payable income tax											100.00%	50.00%
Changes in tax rates or tax laws enacted or announced [member] | Costa Rica [member]
Disclosure of income taxes [Line Items]
Value-added tax				13.00%
Percentage of capital gains				15.00%
Percentage of withholding taxes on salaries of employees				25.00%
Percentage of withholding taxes on compensations of employees				20.00%
Percentage of tax rate that exceeds EBITDA				20.00%